Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Accounts Receivable, Net

NOTE 4 – ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2020	2019
Accounts receivable	$1,131,954	$350,672
Allowance for doubtful accounts	-	-
Accounts receivable, net	$1,131,954	$350,672

The Company analyzed the collectability of accounts receivable based on historical collection and the customers’ intention of payment and, as a result of such analysis, the Company did not recognize any allowance for doubtful accounts for the years ended December 31, 2020, 2019 and 2018. All balances as of December 31, 2020 and 2019 have been fully collected in the subsequent year.